RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $)	12 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2012 CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2011 CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Feb. 28, 2011 China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member]	Mar. 31, 2011 NRE [Member] sqft	Dec. 31, 2013 Non-trade related balance [Member]	Dec. 31, 2012 Non-trade related balance [Member]	Dec. 31, 2013 Non-trade related balance [Member] Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's [Member]	Dec. 31, 2012 Non-trade related balance [Member] Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's [Member]	Dec. 31, 2012 Non-trade related balance [Member] CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2013 Non-trade related balance [Member] China Electric Equipment Group Co., Ltd. [Member]	Dec. 31, 2013 Trade related balances [Member]	Dec. 31, 2012 Trade related balances [Member]	Dec. 31, 2013 Trade related balances [Member] CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2012 Trade related balances [Member] CEEG (Nanjing) Semiconductor Co., Ltd. [Member]	Dec. 31, 2013 Trade related balances [Member] China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 83,986,853	$ 67,006,828							$ 5,667,293	$ 3,205,133	$ 3,963,883	$ 2,065,787			$ 78,319,560	$ 63,801,695	$ 74,922,671	$ 63,801,695	$ 1,833,709
Amounts due to related parties	11,797,519	70,582,470							5,188,009	14,262,486			11,400,000	4,100,000	6,609,510	56,319,984	1,082,444	56,319,984	454,759
Land purchased for use								8,000,000
Area of land								25,000
Purchased equipment and technology services							800,000
Machinery transferred	2,100,000	1,600,000
Borrowings				28,713,240	116,935,560
Repayment				38,259,000	107,389,800
Loan to related party				44,300,000
Forgiveness of interest owe to a related party	$ 2,436,882